Basis Of Presentation And Significant Accounting Policies (Narrative) (Details) (USD $)	1 Months Ended	3 Months Ended							6 Months Ended		12 Months Ended
	Feb. 28, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012 acre	Sep. 30, 2012 acre	Jun. 30, 2012	Jun. 30, 2011 acre	Dec. 31, 2010 acre	Jun. 30, 2013 segment	Jun. 30, 2012	Dec. 31, 2012 segment	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Significant Accounting Policies [Line Items]
Capitalized overhead costs		$ 1,600,000				$ 1,200,000			$ 3,100,000	$ 2,300,000	$ 4,900,000	$ 5,200,000	$ 4,600,000
Capitalized interest		400,000				4,300,000			800,000	4,900,000	6,800,000	7,000,000	700,000
Properties not subject to amortization		58,081,000		81,292,000					58,081,000		81,292,000	111,621,000
Discount rate of future net cash flows from proved reserves									10.00%		10.00%
Severance taxes paid											9,300,000	10,300,000	5,700,000
Ceiling test, resulting write-down									0		37,000,000	0	0
Industry average sales price				91.21				4.38			91.21	4.12	4.38
Working interest sold	50.00%		50.00%
Number of onshore acres sold				40,000	15,000		16,000	69,000
Net acres and options for acres sold					56,000
Cash received from sale of land	17,400,000		17,300,000	10,000,000	14,000,000	2,000,000	2,200,000	13,700,000
Carry on future development costs	17,400,000		17,300,000
Asset retirement cost				$ 31,300,000							$ 31,300,000	$ 21,500,000
Number of operating segments									1		1
Oil Per Barrel [Member]
Schedule Of Significant Accounting Policies [Line Items]
Industry average sales price		88.13		91.21					88.13		91.21
Natural Gas Per MMBtu [Member]
Schedule Of Significant Accounting Policies [Line Items]
Industry average sales price		3.44		2.76					3.44		2.76
Minimum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Tangible and intangible capitalized assets, useful life											2 years
Maximum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Tangible and intangible capitalized assets, useful life											32 years